Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital commitments [Line Items]
Contractual capital commitments	¥ 41,893	¥ 53,501
Land and buildings [member]
Disclosure of capital commitments [Line Items]
Contractual capital commitments	7,430	9,327
Telecommunications equipment and others [member]
Disclosure of capital commitments [Line Items]
Contractual capital commitments	¥ 34,463	¥ 44,174